OMB Number: 3235-0675

Expires: December 31, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

PURCHASING POWER, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February  9, 2023

Commission File Number of securitizer: 025-02292

Central Index Key Number of securitizer: 0001655076

Gregory M. Birge, Esq., Chief Legal Officer, (404) 609-5100

Mark W. Harris, Alston & Bird LLP, (214) 922-3504

Name and telephone number, including area code, of the persons to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): Not applicable

REPRESENTATIONS AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Purchasing Power, LLC, as securitizer, has indicated by check mark that there is no activity to report for the annual period ending December 31, 2022 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Purchasing Power Funding 2021-A, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PURCHASING POWER, LLC (Securitizer)

By:	/s/ Ron Oertell

Name: Ron Oertell
Title: Chief Financial Officer

Date: February 9, 2023